S000105352 [Member] Performance Management - Natixis Loomis Sayles Total Return Bond ETF	Jun. 22, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-862-4863.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information provided by the Fund in the future will give some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of a broad-based securities market index that reflects the performance of the overall market applicable to the Fund.
Performance One Year or Less [Text]	Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.
Performance Availability Website Address [Text]	im.natixis.com
Performance Availability Phone [Text]	800-862-4863